Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 84,099	$ 15,853
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	18,518	15,553
Amortization of deferred drydock expenditures	3,573	2,178
Share-based compensation	1,161	1,288
Gain on vessel sold	(12,201)	0
Amortization of deferred finance fees	442	541
Operating lease ROU - lease liability, net	(36)	294
Loss from equity method investments	55	167
Deferred drydock payments	(2,538)	(5,477)
Changes in operating assets and liabilities:
Receivables	(7,490)	8,084
Prepaid expenses and other assets	(1,071)	(476)
Advances and deposits	2,572	(2)
Inventories	(5,054)	1,311
Accounts payable	453	(1,230)
Accrued expenses and other liabilities	(2,526)	(2,644)
Deferred revenue	2,212	2,050
Net cash provided by operating activities	82,169	37,490
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of vessels	35,145	0
Payments for acquisition of vessels and vessel equipment, including deposits	(2,247)	(14,593)
Advances for vessel equipment	(481)	0
Payments for other non-current assets	(95)	(70)
Net cash provided by / (used in) investing activities	32,322	(14,663)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from revolving facilities, net	6,359	50,000
Repayments on revolving facilities	(99,978)	(63,796)
Payment of common share dividends	(19,579)	(5,268)
Payment of preferred share dividends	0	(1,272)
Net cash provided by / (used in) financing activities	(113,198)	(20,336)
Net (decrease) / increase in cash and cash equivalents	1,293	2,491
Cash and cash equivalents at the beginning of the year	46,845	46,988
Cash and cash equivalents at the end of the year	48,138	49,479
Supplemental cash flow information
Cash paid during the period for interest in respect of debt	3,533	1,494
Cash paid during the period for operating lease liabilities (offices)	368	417
Cash paid during the period for operating lease liabilities (time charter-in contracts)	0	7,630
Cash paid during the period for income taxes	13	123
Non-cash financing activity: Accrued preferred dividends	0	426
Non-cash investing activity. Movement in accruals during the period in respect of drydocks and capex projects	$ 2,507	$ (5,842)